Supplement dated March 22, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund (the Fund)	1/1/2022
Daniel Janis III, Senior Managing Director and Senior Portfolio Manager of Manulife Investment Management (US) LLC (Manulife), has announced that he will retire from Manulife, effective March 15, 2023.

Also, effective March 31, 2022 (the "Effective Date"), the information under the subsection “Fund Management” for Manulife in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for the Fund is hereby superseded and replaced with the following:
Subadviser: Manulife Investment Management (US) LLC (Manulife)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Janis III	Senior Managing Director and Senior Portfolio Manager of Manulife	Lead Portfolio Manager	2017
Christopher Chapman, CFA	Managing Director and Portfolio Manager of Manulife	Portfolio Manager	2017
Thomas Goggins	Senior Managing Director and Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Bradley Lutz, CFA	Portfolio Manager of Manulife	Portfolio Manager	March 2022
Kisoo Park	Managing Director and Portfolio Manager of Manulife	Portfolio Manager	2017
The rest of the section remains the same.
On the Effective Date, the information under the subsection “Primary Service Providers - Portfolio Managers” for Manulife in the "More Information About the Fund" section of the Prospectus for the Fund is hereby superseded and replaced with the following:
Subadviser: Manulife Investment Management (US) LLC (Manulife)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Janis III	Senior Managing Director and Senior Portfolio Manager of Manulife	Lead Portfolio Manager	2017
Christopher Chapman, CFA	Managing Director and Portfolio Manager of Manulife	Portfolio Manager	2017
Thomas Goggins	Senior Managing Director and Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Bradley Lutz, CFA	Portfolio Manager of Manulife	Portfolio Manager	March 2022
Kisoo Park	Managing Director and Portfolio Manager of Manulife	Portfolio Manager	2017
Mr. Janis joined Manulife in 1999. Mr. Janis began his investment career in 1984 and earned an AB in Economics from Harvard University.
Mr. Chapman joined Manulife in 2005. Mr. Chapman began his investment career in 1999 and earned a BSBA in Management from Stonehill College and MSF from Boston College.
Mr. Goggins joined Manulife in 2009. Mr. Goggins began his investment career in 1989 and earned a BBA from the University of Wisconsin and MA in Finance from JL Kellogg Graduate School of Management at Northwestern University.
Mr. Lutz joined Manulife in 2002. Mr. Lutz began his investment career in 1992 and earned a B.S. in finance from Miami University.
Mr. Park joined Manulife in 2011. Mr. Park began his investment career in 1986 and earned a BA in Economics from Tufts University and attended the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP100_08_016_(03/22)